CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (493,725)	¥ (3,437,212)	¥ (1,369,749)	¥ (271,524)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	163,496	1,138,225	373,231	98,984
Share-based compensation	797	5,551	5,808	8,569
Loss on disposal of property and equipment	1,927	13,413	7,859	1,470
Foreign currency exchange loss, net	543	3,777	2,971
Deferred income tax benefits	(311)	(2,167)
Investment income			(1,778)	(1,606)
Change in fair value of convertible loan			6,962	441
Changes in operating assets and liabilities:
Accounts receivable	(198)	(1,377)	2,272	3,505
Advance to landlords	11,538	80,327	(238,737)	(44,817)
Prepayments and other current assets	(44,827)	(312,079)	(222,642)	(8,220)
Deposits to landlords	(27,826)	(193,721)	(311,273)	(78,769)
Other non-current assets	(26,510)	(184,558)	(156,612)	(35,302)
Accounts payable	(10,373)	(72,212)	16,984	(24,830)
Rental payable	53,494	372,416	149,316	31,678
Advance from residents	62,843	437,503	173,878	91,073
Deposits from residents	45,685	318,052	196,857	62,638
Accrued expenses and other current liabilities	(5,492)	(38,234)	161,576	39,422
Other non-current liabilities	(5,590)	(38,920)	38,829	12,710
Net cash used in operating activities	(274,529)	(1,911,216)	(1,164,248)	(114,578)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(281,831)	(1,962,048)	(1,291,460)	(340,788)
Purchase of intangible assets			(2,175)
Investment in term deposits	(19,783)	(137,724)	(137,264)
Proceeds from maturity of term deposits	39,500	274,988
Payment for business acquisition	(28,287)	(196,930)
Cash acquired through business acquisition	1,039	7,235
Prepaid deposit for business acquisition			(45,000)
Loan provided to a third party (Note 5(b))	(3,391)	(23,610)
Purchase of short-term investments			(80,000)	(490,100)
Proceeds from sales of short-term investments			231,878	341,606
Net cash used in investing activities	(292,753)	(2,038,089)	(1,324,021)	(489,282)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings	1,454,922	10,128,876	5,637,551	1,725,476
Repayment of borrowings	(1,146,076)	(7,978,752)	(3,501,633)	(1,002,595)
Payment for initial public offering ("IPO") costs	(695)	(4,837)
Loan provided by related parties	144	1,000	10,343
Repurchase of ordinary shares	(6,681)	(46,510)
Cash contribution from non-controlling interest	72	500
Proceeds from issuance of convertible loan			126,206
Net cash provided by financing activities	710,316	4,945,078	4,692,659	822,440
Effect of foreign currency exchange rate changes on cash and restricted cash	(777)	(5,409)	47,142	(6,110)
Net increase in cash and restricted cash	142,257	990,364	2,251,532	212,470
Cash and restricted cash at the beginning of the year	354,152	2,465,534	214,002	1,532
Cash and restricted cash at the end of the year	496,409	3,455,898	2,465,534	214,002
Supplemental disclosure of cash flow information:
Interest paid	50,496	351,541	161,833	55,013
Accrual of purchase of property and equipment	104,265	725,873	701,906	129,825
Accrual for issurance cost of Series D Redeemable Convertible Preferred Shares	1,013	7,053
Payable for business acquisition	20,512	142,802
Accrual for IPO cost	2,061	14,351
Series A2I Redeemable Convertible Preferred Shares
Supplemental disclosure of cash flow information:
Issuance of Redeemable Convertible Preferred Shares upon conversion of convertible loan				6,250
Series A3 Redeemable Convertible Preferred Shares
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of redeemable convertible preferred stock	436	3,038		100,559
Payments of issuance cost of Series Redeemable Convertible Preferred Shares				¥ (1,000)
Series B1 Redeemable Convertible Preferred Shares
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of redeemable convertible preferred stock			379,542
Payments of issuance cost of Series Redeemable Convertible Preferred Shares			(8,091)
Series B2 Redeemable Convertible Preferred Shares
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of redeemable convertible preferred stock			321,040
Payments of issuance cost of Series Redeemable Convertible Preferred Shares			(3,249)
Supplemental disclosure of cash flow information:
Issuance of Redeemable Convertible Preferred Shares upon conversion of convertible loan			133,168
Series C Redeemable Convertible Preferred Shares
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of redeemable convertible preferred stock			1,737,750
Payments of issuance cost of Series Redeemable Convertible Preferred Shares			¥ (6,800)
Series C-2 Redeemable Convertible Preferred Shares
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of redeemable convertible preferred stock	215,521	1,500,416
Payments of issuance cost of Series Redeemable Convertible Preferred Shares	(346)	(2,411)
Series D Redeemable Convertible Preferred Shares
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of redeemable convertible preferred stock	$ 193,019	¥ 1,343,758